UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02995

NRM Investment Company
(Exact name of registrant as specified in charter)
NRM Investment Company
(Address of principal executive offices) (Zip code)
c/o Mr. John H. McCoy, Jr. NRM Investment Company 280 Abrahams Lane Villanova, PA 19085
(Name and address of agent for service)
Registrant’s telephone number, including area code:	610-995-0322

Date of fiscal year end:	August 31st

Date of reporting period:	November 30, 2008

Form N-Q ITEM I
NRM INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
AS OF 11/30/2008							11/30/08

	FACE	DESCRIPTION	STATE	MATURITY	CALL DATE	RATE	MARKET	AS A
CUSIP	VALUE						VALUE	PERCENTAGE
	IN THOUSANDS

		SHORT TERM
60934N542	183.450	FEDERATED PA MUNI	PA				183,450
		TOTAL SHORT TERM					183,450	1.87%
		MUNICIPAL BONDS
		GENERAL OBLIGATION BONDS
118565QR4	100	BUCKS CTY	PA	06/15/11	6/15/09	5.000%	102,122
72509GH7	145	PITTSBURGH	PA	03/01/12		5.000%	156,177
725209GY0	105	PITTSBURGH	PA	09/01/12		5.000%	108,030
709141ZB1	300	PENNSYLVANIA STATE, FIRST SERIES	PA	07/01/13		5.000%	324,945
7178807S1	300	PHILA SD PA GO	PA	08/01/15	8/1/12	5.625%	331,929
725209FD7	100	PITTSBURGH	PA	09/01/16		5.250%	109,152
745145YU0	250	PUERTO RICO	PA	07/01/17		5.500%	244,645
		TOTAL GENERAL OBLIGATION BONDS					1,377,000	14.01%
		HOUSING BONDS
38624LAP4	365	GRAND RAPIDS	MI	06/01/08	6/1/06	6.600%	0
675903BG2	7.469	ODESSA HFC	TX	11/01/11	11/1/05	8.450%	7,484
130329LV5	35	CALIF HSG FIN AG	CA	02/01/14		10.250%	35,427
60415MWC4	40	MINN ST HSG	MN	01/01/17	1/1/07	5.950%	38,775
		TOTAL HOUSING BONDS					81,686	0.83%
		OTHER REVENUE BONDS
701382HO7	170	PARKLAND SCHOOL DISTRICT	PA	09/01/07		5.000%	188,239
3120358P7	70	FAULKEY GULLY MUNICIPAL UTILITY	TX	03/01/09		4.600%	70,167
613609TG1	250	MONTGOMERY COUNTY IDA	PA	11/01/10		5.000%	261,300
717823T99	300	PHILA GAS WORKS	PA	08/01/11		5.000%	315,618
017292VN0	100	ALLEGHENY CTY	PA	11/01/11		5.000%	105,318
70917NEY6	100	PA HGH ED	PA	07/01/12	7/1/09	5.375%	102,513
708836FF3	500	PA INFRASTRUCTURE INVEST AUTH.	PA	09/01/12		5.000%	539,750
717893PF2	250	PHILADELPHIA WATER	PA	07/01/14		5.000%	272,283
709221JS5	155	PA STATE TPK	PA	12/01/14		5.250%	159,266
709221JT3	60	PA STATE TPK	PA	12/01/14	12/1/08		60,600
709221PM1	15	PA STATE TPK	PA	12/01/14			15,160
709221JT3	140	PA STATE TPK	PA	12/01/15		5.250%	143,853
709221PC3	50	PA STATE TPK	PA	12/01/15	12/1/08		50,500
709221PM1	10	PA STATE TPK	PA	12/01/15			10,171
70917RJE6	350	PA HGH ED	PA	01/01/16	1/1/13	5.500%	388,594
01728RBJ7	150	ALLEGHENY CTY	PA	03/01/16	6/15/12	5.500%	158,510
70917NQL1	100	PA HGH ED	PA	06/15/16	6/15/12	5.000%	104,234
717823J58	250	PHILA GAS WORKS	PA	08/01/16	8/1/13	5.250%	277,968
41473EFJ5	425	HARRISBURG RECOVERY	PA	12/01/13		5.000%	446,224
165579EC3	405	CHESTER COUNTY IDA	PA	11/01/18		5.000%	406,843
888808DA7	200	TOBACCO SETTLEMENT FIN CORP	NJ	06/01/19	6/1/17	5.000%	172,266
657905EQ4	250	NORTH CAROLINA MEDICAL CENTER	NC	08/01/26	2/1/17	5.250%	245,993
017357VE1	300	ALLEGHENY CTY-SEWER	PA	12/01/23	12/1/15	5.000%	280,371
		TOTAL OTHER REVENUE BONDS					4,775,741	48.59%

	TOTAL MUNICIPAL BONDS						6,234,427	63.43%

	PREFERRED STOCKS
	SHARES
802203000	20000	ABN ANRO TR VI	209,000
780097754	20000	ROYAL BANK OF SCOTLAND GR SER Q	92,300
780097747	10000	ROYAL BANK OF SCOTLAND GR SER R	190,200
007924400	15000	AEGON NV 6.50%	127,650
N00927306	10000	AEGON NV 6.875%	86,300
25153X208	15000	DEUTSCHE BK CONTINUING PFD	197,850
40428H862	20000	HSBC USA 1/40 SER H	394,000
456837202	10000	ING GROEP NV 7.05	110,100
456837509	16000	ING GROEP NV	165,440
524908704	10000	LEHMAN BROS HLDG PREF 1/10	150
59156R603	17500	MET LIFE INC 6.50	217,525
693475AJ4	300000	PNC FINANCIAL SERV GROUP 8.25	270,393
G7293H189	12500	PRUDENTIAL PLC 6.50%	141,500
06739F390	20000	BARCLAYS BANK PLC 6.625%	274,200
80281R300	14000	SANTANDER FIN 6.41	302,400
38144X500	15000	GOLDMAN SACHS 1/1000 B	282,000
		TOTAL PREFERRED STOCKS	3,061,008	31.14%

		OTHER MUTUAL FUNDS
14052H506	70,000	CAPITAL TRUST INC. CLASS A	350,000	3.56%

	TOTAL PORTFOLIO		9,828,885	100.00%

NRM INVESTMENT COMPANY
FORM N-Q
QUARTER ENDED
11/30/08

Item II

DISCLOSURE CONTROLS AND PROCEDURES AND INTERNAL CONTROL OVER FINANCIAL REPORTING:

GENERAL

The Fund has no employees and Fund’s various compliance and reporting functions have been managed by entering into arrangements with third party providers. Lines of communication have been established with the Fund’s President and/or Board of Directors and the various third party service providers.

Accounting

           The Fund’s accounting functions have been outsourced to Raymond J. Keefe, CPA who is independent with respect to the Fund. He records the transactions authorized by others and prepares monthly internal financial statements and external financial statements semi-annually. Any irregularities noted by Mr. Keefe are directly reported to the President.

In addition, Mr. Keefe is also responsible for tax reporting and tax compliance.

Investing

Prior to November 30, 2005 the Fund’s investment advisory contract was on a non- discretionary basis.  The Investment Advisor in connection with the President and Board of Directors approved all significant investment decisions. From November 30, 2005 to date, the investment advisory contract was and remains on a discretionary basis. Quarterly reporting to the Board is required.

Legal and Compliance

The Fund’s attorney, Edward Fackenthal, is responsible for keeping the Fund updated as to the various regulatory requirements. In addition, he manages the actual SEC filing requirements.

He has also assumed the role of the Fund’s compliance officer.

Mr. Fackenthal has direct access to the Board of Director and the Fund’s President.

NRM INVESTMENT COMPANY
FORM N-Q
QUARTER ENDED
11/30/08

Item III

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NRM Investment Company

By:

s/ John H. McCoy
John H. McCoy
President and Chief Financial Officer

Date: January 29, 2009